Subsequent Events - Additional Information (Details) $ in Thousands	1 Months Ended						2 Months Ended				3 Months Ended			6 Months Ended	10 Months Ended	12 Months Ended
	Feb. 08, 2018	Feb. 06, 2018 USD ($)	Feb. 01, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 26, 2018 USD ($)	Jan. 24, 2018 USD ($)	Mar. 13, 2018 USD ($)	Mar. 08, 2018 USD ($)	Mar. 07, 2018 USD ($)	Feb. 27, 2017 USD ($)	Apr. 04, 2018 USD ($) shares	Apr. 02, 2018	Apr. 11, 2017 USD ($)	Jul. 07, 2017 USD ($)	Oct. 16, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Amount drawn down																$ 79,000
Payment of dividends										$ 2,500			$ 2,500	$ 2,500	$ 2,500	$ 10,001	$ 0	$ 20,526
Date of dividend record										Mar. 15, 2017			May 01, 2017	Jul. 20, 2017	Oct. 27, 2017
Date of dividend payment										Mar. 30, 2017			May 12, 2017	Aug. 02, 2017	Nov. 13, 2017
Common stock shares outstanding | shares																104,274,708	4,711
Sierra Investments Inc. | Loan Facility Agreement
Loan's tenor																5 years
Mont Gele VLGC
Delivery Date																Jan. 04, 2018
Date of agreement																Jan. 11, 2018
Time Charter Agreement Duration																10 years
Kamsarmax Drybulk vessel Kelly
Delivery Date																June 14, 2017
Subsequent Event
Payment of dividends		$ 2,500
Date of dividend record		Feb. 20, 2018
Date of dividend payment		Mar. 06, 2018
Subsequent Event | Stock Repurchase Program
Stock repurchase program, authorized amount for a period of 12 months		$ 50,000
Common shares repurchased | shares											2,816,445
Gross consideration of common stock acquired											$ 11,282
Common stock shares outstanding | shares											101,458,263
Subsequent Event | Gas Ships Limited
Percentage distributed to the Company's stockholders	49.00%
Ownership interest	51.00%
Subsequent Event | Sierra Investments Inc. | Loan Facility Agreement
Cash repayment in full			$ 73,841
Subsequent Event | Secured Credit Facility at January 24, 2018
Line Of Credit Facility Maximum Borrowing Capacity						$ 90,000
Loan's tenor						5 years
Interest rate description						LIBOR
Frequency of payments						quarterly
Line of credit facilities number of installments						20
First priority mortage						Four tankers
Amount drawn down					$ 90,000
Subsequent Event | Secured Credit Facility at January 29, 2018
Line Of Credit Facility Maximum Borrowing Capacity				$ 35,000
Loan's tenor				6 years
Interest rate description				LIBOR
Frequency of payments				quarterly
Line of credit facilities number of installments				24
First priority mortage				Vessels Valadon, Matisse and Rapallo
Amount drawn down									$ 35,000
Subsequent Event | Secured Credit Facility at March 12, 2018
Line Of Credit Facility Maximum Borrowing Capacity								$ 30,000
Loan's tenor								6 years
Interest rate description								LIBOR
Frequency of payments								quarterly
Line of credit facilities number of installments								24
First priority mortage								Vessels Judd and Raraka
Amount drawn down							$ 30,000
Subsequent Event | Kamsarmax Drybulk vessel Kelly
Financing as percentage of purchase price												50.00%
Duration of bareboat charter												10 years
Bareboat agreement, description												charterhire under the bareboat arrangement is comprised of a fixed, quarterly repayment amount corresponding to a 15-year amortization profile plus a variable component calculated at LIBOR plus margin
Purchase obligation, percentage												33.00%